Inventories	6 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of September 30, 2021 and March 31, 2021 consisted of the following:

	September 30, 2021 (Unaudited)	March 31, 2021

Raw materials	$335,235	$353,174
Finished goods	618,347	620,736
Provision for inventory	(116,135)	(114,214)
Total inventories, net	$837,447	$859,696